Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Parnassus Income Funds and Parnassus Funds and Shareholders of Parnassus Core Equity Fund, Parnassus Growth Equity Fund, Parnassus Value Equity Fund, Parnassus Mid Cap Fund, Parnassus Mid Cap Growth Fund and Parnassus Fixed Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Parnassus Core Equity Fund and Parnassus Fixed Income Fund (constituting Parnassus Income Funds) and Parnassus Growth Equity Fund, Parnassus Value Equity Fund, Parnassus Mid Cap Fund and Parnassus Mid Cap Growth Fund (constituting Parnassus Funds) (hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Changes in	Financial Highlights
Net Assets

Parnassus Core Equity	For the year ended	For each of the two	For each of the three

Fund	December 31, 2023	years in the period	years in the period
		ended December 31,	ended December 31,
		2023	2023

Parnassus Growth	For the year ended	For the year ended
Equity Fund	December 31, 2023	December 31, 2023 and
the period December 28,
2022 (commencement
of operations) through
December 31, 2022

For the year ended December 31, 2023 and the period December 28, 2022 (commencement of operations) through December 31, 2022

Parnassus Value Equity	For the year ended	For each of the two	For each of the three
Fund	December 31, 2023	years in the period	years in the period
		ended December 31,	ended December 31,
		2023	2023

Parnassus Mid Cap Fund	For the year ended	For each of the two	For each of the three

	December 31, 2023	years in the period	years in the period
		ended December 31,	ended December 31,
		2023	2023

Parnassus Mid Cap	For the year ended	For each of the two	For each of the three
Growth Fund	December 31, 2023	years in the period	years in the period
		ended December 31,	ended December 31,
		2023	2023

Parnassus Fixed Income	For the year ended	For each of the two	For each of the three
Fund	December 31, 2023	years in the period	years in the period
		ended December 31,	ended December 31,
		2023	2023

The financial statements of Parnassus Core Equity Fund, Parnassus Value Equity Fund, Parnassus Mid Cap Fund, Parnassus Mid Cap Growth Fund and Parnassus Fixed Income Fund as of and for the year ended December 31, 2020 and the financial highlights for each of the periods ended on or prior to December 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated January 28, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP San Francisco, CA

January 26, 2024

We have served as the auditor of one or more investment companies in Parnassus Income Funds and Parnassus Funds since 2021.

PricewaterhouseCoopers LLP, 405 Howard Street, Suite 600, San Francisco, CA 94105

T: (415) 498 5000, www. pwc.com/us